CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss from operations	$ (23,658,438)	$ (16,930,289)
Adjustments to reconcile net loss from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	3,678,786	3,481,748
Non-cash loss on the sale of Infusionz and select assets, net	0	2,212,542
Gain on the sale of VitaMedica and income from discontinued operations	(1,948,538)	0
Loss on the sale of New England Technology	1,737,326	0
Amortization of loan costs	115,787	62,408
Amortization of consideration discount	1,112,676	969,098
Impairment of goodwill and intangible assets	7,869,425	3,746,301
Inventory write-offs	1,812,319	118,990
Loss on impairment of building	336,434	0
Loss on sale of assets related to relocation of facility	569,195
Gain on sale of interactive offers	(237,670)	0
Change in deferred tax asset	(344,802)	(3,139,227)
Noncontrolling interest	0	(559,967)
Change in derivative	0	1,770
Stock based compensation	1,169,843	3,664,538
Changes in assets and liabilities, net of acquired amounts
Accounts receivable	675,709	(364,665)
Inventory	2,651,252	(1,366,269)
Prepaid expenses and other assets	106,610	287,797
Operating lease payable	302,050	4,238
Accounts payable and accrued liabilities	(944,020)	389,458
Deferred revenue	101,305	0
Net cash used in operating activities - Continuing Operations	(4,894,751)	(7,421,529)
Net cash provided by operating activities - Discontinued Operations	4,793,374	7,624,206
Net cash (used in) provided by operating activities	(101,377)	202,677
Cash flows from investing activities
Acquisition of Lucky Tail	0	(3,528,239)
Proceeds from the sale of VitaMedica, Inc.	2,100,000	0
Proceeds from the sale of Interactive Offers, net of liabilities paid	203,025	0
Acquisition of Cygnet Online LLC, net	(539,348)	(1,050,000)
Proceeds from the sale of Infusionz and selected assets	0	5,492,532
Acquisition of property and equipment	(932,565)	(937,564)
Net cash provided by (used in) investing activities - Continuing Operations	831,112	(23,271)
Net cash (used in) investing activities - Discontinued Operations	(4,206,823)	(2,551,587)
Net cash used in investing activities	(3,375,711)	(2,574,858)
Cash flows from financing activities
Repayment of the senior convertible notes payable	0	(6,305,406)
Proceeds from the issuance of stock	0	6,127,893
Payment on acquisition notes payable	(246,761)	(751,152)
Proceeds from related party advance	100,000	0
Proceeds from convertible note payable	0	2,650,000
Proceeds on note payable on building	0	3,000,000
Repayment on note payable on building	(207,028)	(158,434)
Proceeds on note payable, related party	0	1,470,000
Net cash (used in) provided by financing activities - Continuing Operations	(353,789)	6,032,901
Net cash used in financing activities - Discontinued Operations	0	(6,318,234)
Net cash used in financing activities	(353,789)	(285,333)
Net decrease in cash - Continuing Operations	(4,417,428)	(1,411,899)
Net (decrease) increase in cash - Discontinued Operations	586,551	(1,245,615)
Cash, beginning of period	4,492,292	7,149,806
Cash, end of period	661,415	4,492,292
Supplemental Cash Flow Disclosures
Interest paid	839,000	2,278,292
Income tax paid	0	0
Non-cash Investing and Financing Activities
Non-cash proceeds in the sale of VitaMedica	1,900,000	0
Issuance of common stock for acquisition of Cygnet	162,727	0
Issuance of debt for acquisition of Cygnet	300,000	0
Bloomios non-cash payment of receivables, net	845,443	0
Issuance of stock for services	0	140,700
Issuance of stock for interest expense	0	607,004
Issuance of common stock for the repayment of convertible note payable	500,000	0
Liabilities assumed from acquisition of E-Core	0	(7,712,168)
Issuance of stock for acquisition of E-Core	0	6,000,000
Assets available for sale	$ 0	$ 1,026,043